Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

8. GOODWILL AND OTHER INTANGIBLE ASSETS

Our intangible assets consist of goodwill, customer relationships, supply contracts, technology, and trade names. Goodwill is the excess of the cost of an acquired entity over the fair value of tangible and intangible assets (including, but not limited to, customer relationships, supply contracts, technology, and trade names) acquired and liabilities assumed under acquisition accounting for business combinations.

As of December 31, 2015, our chlorovinyls segment includes goodwill in its chlor-alkali and derivatives and compound reporting units and our building products segment includes goodwill primarily in its siding reporting unit.

Valuation of Goodwill and Indefinite-Lived Intangible Assets. The carrying values of our goodwill and indefinite-lived intangible assets are tested for impairment annually in the fourth quarter, using a measurement date of October 1. In addition, we evaluate the carrying values of these assets for impairment between annual impairment tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Such events and indicators may include, without limitation, significant declines in the industries in which our products are used, significant changes in the estimated future cash flows of our reporting units, significant changes in capital market conditions and significant changes in our market capitalization.

Impairment testing for goodwill is a two-step test performed at the reporting unit level. Step-1 of the impairment analysis involves comparing the fair value of the reporting unit to its carrying value, including goodwill. If the fair value of the reporting unit exceeds the carrying value, goodwill is not considered impaired. If the carrying value exceeds the fair value, Step-2 of the impairment analysis is performed, in which we measure the amount of impairment. Our goodwill evaluations utilize discounted cash flow analyses (the “income approach”) and market multiple analyses (the “market approach”), in estimating fair value. Inherent in our fair value determinations are certain judgments and estimates relating to future cash flows, including our interpretation of current economic indicators and market conditions, overall economic conditions and our strategic and operational plans with regard to our business units. In addition, to the extent significant changes occur in market conditions, overall economic conditions or our strategic or operational plans, it is possible that goodwill not currently impaired, may become impaired in the future.

Interim impairment testing: During the three months ended September 30, 2015, we determined there were indicators that required us to perform an interim impairment test in our reporting units that carry goodwill and other indefinite-lived intangible assets. These factors included, but were not limited to, the operating results during the nine months ended September 30, 2015, the sustained deterioration of market conditions in certain of our industries and the resulting decline in our market capitalization. Based on our analysis, we concluded there was no impairment for our other indefinite-lived intangible assets.

During the three months ended September 30, 2015, we concluded that the estimated fair values of our compound, mouldings and siding reporting units exceeded the carrying values in each respective unit by more than 10 percent. We also concluded that the estimated fair value of our chlor-alkali and derivatives reporting unit was lower than its carrying value, and consequently, we proceeded with Step-2 of the goodwill impairment test in order to measure the magnitude of impairment, if any.

That Step-2 test considered management’s revised assessment of the operating results and projected cash flows for our chlor-alkali and derivatives reporting unit, the sustained deterioration in market conditions for the chlor-alkali and derivatives industries, and the decline in our market capitalization below book value. Based on the results of the Step-2 test, the Company recorded a goodwill impairment charge of $864.1 million related to our chlor-alkali and derivatives reporting unit during the year ended December 31, 2015.

Annual impairment testing: We tested our reporting units with goodwill and other indefinite-lived intangible assets in the fourth quarter of 2015 in accordance with our annual October 1 impairment testing. Based on our Step-1 analysis, the estimated fair values of our compound, moulding and siding reporting units exceeded the carrying values in each respective unit by more than 10 percent. The estimated fair value of our chlor-alkali and derivatives reporting unit exceeded its carrying value at an amount that was less than 10 percent. Based on these results, none of our reporting units had any impairment. Consequently, management will continue to monitor the chlor-alkali and derivatives reporting units for any future indicators of impairment.

Further reductions in our future projections of operating results and cash flows from our chlor-alkali and derivatives reporting unit, or certain reporting units in our building products business, or a further deterioration of market conditions in the chlor-alkali and derivatives or building products industries in which we operate, among other factors, could result in the Company incurring additional goodwill impairment charges for one or more of those reporting units.

Goodwill. The following table provides the detail of the changes made to goodwill during the years ended December 31, 2015 and 2014:

(In millions)	Chlorovinyls	Building Products	Total
Gross goodwill at January 1, 2014	$1,808.8	$160.3	$1,969.1
Adjustments	0.7	—	0.7
Foreign currency translation adjustment	(18.7)	(0.1)	(18.8)

Gross goodwill at December 31, 2014	$1,790.8	$160.2	$1,951.0
Accumulated impairment losses	(59.6)	(150.4)	(210.0)

Net goodwill at December 31, 2014	$1,731.2	$9.8	$1,741.0

Gross goodwill at December 31, 2014	$1,790.8	$160.2	$1,951.0
Goodwill impairment charges - current year	(864.1)	—	(864.1)
Foreign currency translation adjustment	(24.8)	—	(24.8)

Gross goodwill at December 31, 2015	901.9	160.2	1,062.1
Accumulated impairment losses - prior year	(59.6)	(150.4)	(210.0)

Net goodwill at December 31, 2015	$842.3	$9.8	$852.1

Indefinite-lived intangible assets. Our indefinite-lived intangible assets consist of trade names with a carrying value of $5.9 million and $6.0 million at December 31, 2015 and 2014, respectively, primarily in our building products segment, net of cumulative translation adjustment.

Definite-lived intangible assets. At December 31, 2015 and 2014, we had definite-lived intangible assets related to: (i) customer relationships, supply contracts, technology and trade names in our chlorovinyls segment; and (ii) customer relationships and technology in our building products segment. The following table provides the definite-lived intangible assets, by reportable segment, as of December 31, 2015 and 2014.

	Chlorovinyls		Building Products		Total
(In millions)	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Gross carrying amounts:
Customer relationships	$1,142.3	$1,142.3	$27.4	$27.4	$1,169.7	$1,169.7
Supply contracts	42.6	42.6	—	—	42.6	42.6
Technology	14.9	14.9	17.4	17.4	32.3	32.3
Trade names	6.0	6.0	—	—	6.0	6.0

Total	1,205.8	1,205.8	44.8	44.8	1,250.6	1,250.6
Accumulated impairment charges:
Customer relationships	(2.9)	(2.6)	—	—	(2.9)	(2.6)

Total	(2.9)	(2.6)	—	—	(2.9)	(2.6)
Accumulated amortization:
Customer relationships	(182.9)	(121.1)	(8.9)	(7.3)	(191.8)	(128.4)
Supply contracts	(6.3)	(4.1)	—	—	(6.3)	(4.1)
Technology	(2.0)	(1.3)	(14.1)	(12.7)	(16.1)	(14.0)
Trade names	(1.0)	(0.7)	—	—	(1.0)	(0.7)

Total	(192.2)	(127.2)	(23.0)	(20.0)	(215.2)	(147.2)
Foreign currency translation adjustment:
Customer relationships	(24.6)	(14.2)	(0.1)	—	(24.7)	(14.2)

Total	(24.6)	(14.2)	(0.1)	—	(24.7)	(14.2)
Net carrying amounts:
Customer relationships	931.9	1,004.4	18.4	20.1	950.3	1,024.5
Supply contracts	36.3	38.5	—	—	36.3	38.5
Technology	12.9	13.6	3.3	4.7	16.2	18.3
Trade names	5.0	5.3	—	—	5.0	5.3

Total	$986.1	$1,061.8	$21.7	$24.8	$1,007.8	$1,086.6

The weighted average estimated useful lives remaining for customer relationships, supply contracts, technology and definite-lived trade names are approximately 15 years, 17 years, 16 years and 14 years, respectively, as of December 31, 2015. Amortization expense for the definite-lived intangible assets was $68.4 million, $69.3 million and $64.2 million for the years ended December 31, 2015, 2014, and 2013, respectively. The estimated annual amortization expense for definite-lived intangible assets for the next five fiscal years is approximately $66.4 million per year.